Initial Public Offering (Details) - $ / shares			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2021	Dec. 31, 2020	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Price per share	$ 9.565			$ 9.87	$ 9.88
Business combination description		In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsors or their affiliate, without taking into account any founder shares held by the Sponsors or such affiliates, as applicable, prior to such issuance (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, respectively.		In addition, if (i) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effectiveissue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (iii) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, respectively.	In addition, if (i) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (ii) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (iii) the volume weighted average trading price of the Company’s Class A ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described adjacent to “Redemption of warrants when the price per ordinary share equals or exceeds $18.00” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, respectively.
Redemption warrants, description		Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants): • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder (the “30-day redemption period”; and • if, and only if, the reported closing price of the ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business days before the Company sends to the notice of redemption to the warrant holders.		Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Warrants): • in whole and not in part; • at a price of $0.01 per Warrant; • upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; • if, and only if, the last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations. and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying the Warrants.	Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Warrants): • in whole and not in part; • at a price of $0.01 per Warrant; • upon not less than 30 days’ prior written notice of redemption (the “30-day redemption period”) to each warrant holder; • if, and only if, the last sale price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations. and recapitalizations), for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the Class A ordinary shares underlying the Warrants.
Period within which business combination shall be consummated from the consummation of initial public offer		12 months			12 months
Expiration of proposed public offering		5 years
IPO [Member]
Initial Public Offering (Details) [Line Items]
Purchase price units	34,500,000
Price per unit	$ 10
Number of shares purchased		30,000,000	34,500,000	8,900,000	8,900,000
Price per share (in Dollars per share)	$ 10	$ 10	$ 10	$ 1	$ 1
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of shares purchased	4,500,000	34,500,000	4,500,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Price per unit					$ 11.5
Price per share		$ 11.5		$ 11.5
Price per share (in Dollars per share)			$ 11.5
Warrants exercise per share		$ 11.5